UNITED STATES

                    SECURITIES AND EXCHANGE COMMISSION

                          	Washington, D.C. 20549

                                 		FORM 13F

                            	FORM 13F COVER PAGE

     Report for the Calendar Year or Quarterly Ended: March 31, 2011 Check here is Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

     Institutional Investment Manager Filing This Report:

     Name:     Caymus Capital Partners, L.P.
     Address:  10001 Woodloch Forest Drive, Suite 225
               The Woodlands, Texas 77380

     13F File Number:  028-11693

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing This Report on Behalf of Reporting Manager:

     Name:   Caymus Capital Partners, L.P.
     Title:  Managing Partner
     Phone:  281-744-2054
     Signature, Place and Date of Signing:

           Gregg Jacobson, The Woodlands, TX    April 11, 2011


     Report Type (Check only one):

     [X]    13F HOLDINGS REPORT.

     [ ]    13F NOTICE.

     [ ]    13F COMBINATION REPORT.
     List of Other Managers Reporting for this Manager:



     I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
     ACT OF 1934.

                            FORM 13F SUMMARY PAGE


     Report Summary:

     Number of Other Included Managers:             0

     Form 13F Information Table Entry Total:       16

     Form 13F Information Table Value Total:   165631


     List of Other Included Managers:

     No.      13F File Number         Name
     01       N/A                     N/A

                                FORM 13F INFORMATION TABLE
                                                              VALUE    SHARES/    SH/   PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER         		CLASS    	  CUSIP     (x$1000)   PRN AMT    PRN   CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
------------			----------	  -----      ------    -------    ---   ----  ------   --------  ----  ------  ----
Apache Corp.                    Common Stock    037411105      14742      120000                Sole       None    Sole
Cabot Oil & Gas, Corp.          Common Stock    127097103      11138       65600                Sole       None    Sole
Canadian Natural Resources,Corp.Common Stock    136385101      12001       30000                Sole       None    Sole
Chesapeake Energy Corp.         Common Stock    165167107       4022      377100                Sole       None    Sole
Devon Energy Corp.              Common Stock    25179M103       8718      153326                Sole       None    Sole
EQT Corp.                       Common Stock    26884L109       1497      189256                Sole       None    Sole
Murphy Oil, Corp.               Common Stock    626717102       3068      195395                Sole       None    Sole
Noble Energy, Inc.              Common Stock    655044105       6340      190900                Sole       None    Sole
Oasis Petroleum Inc.            Common Stock    674215108      11902       41785                Sole       None    Sole
Occidental Petroleum, Corp.     Common Stock    674599105      16021      242788                Sole       None    Sole
Pioneer Natural Resources Inc.  Common Stock    723787107      19293      112600                Sole       None    Sole
Plains Exploration & Prod.Comp. Common Stock    726505100       8710      189300                Sole       None    Sole
Suncor Energy, Inc.             Common Stock    867224107       8560      240400                Sole       None    Sole
Swift Energy Company            Common Stock    870738101      16095      210267                Sole       None    Sole
Ultra Petroleum, Corp.         	Common Stock    903914109       9623      376400                Sole       None    Sole
Whiting Petroleum, Corp.       	Common Stock    966387102      13901       95000                Sole       None    Sole
